Cash, Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of December 31,
	2017	2018
	(In thousands)
Cash and cash equivalents:
Cash	$1,000,953	$1,234,596

Short-term investments:
Bank time deposits	791,730	591,269

Total cash, cash equivalents and short-term investments	$1,792,683	$1,825,865